17 Braskem Idesa financing (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 02, 2019	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfBraskemIdesaFinancingLineItems [Line Items]
Value of bonds	R$ 3,796,000
Interest rate	7.45%	8.24%
Rate of issuance	99.65%
Yield rate	7.50%
Transaction costs		R$ 299,000
Braskem Idesa Borrowings non current		9,237,318	R$ 9,554,476
US$
DisclosureOfBraskemIdesaFinancingLineItems [Line Items]
Value of bonds	R$ 900,000
Transaction costs		R$ 71,000